Expense Example {- Franklin K2 Long Short Credit Fund} - Franklin K2 Long Short Credit Fund-11 - Franklin K2 Long Short Credit Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 772
3 years	1,331
5 years	1,915
10 years	3,490
Class C
Expense Example:
1 year	410
3 years	1,048
5 years	1,808
10 years	3,803
Class R
Expense Example:
1 year	260
3 years	901
5 years	1,567
10 years	3,348
Class R6
Expense Example:
1 year	202
3 years	742
5 years	1,309
10 years	2,853
Advisor Class
Expense Example:
1 year	210
3 years	752
5 years	1,321
10 years	$ 2,868